Share-based Payment Expense - Share Option Schemes - Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding (Detail) - Share option schemes [member]	Dec. 31, 2018 EUR (€) shares yr	Dec. 31, 2018 GBP (£) shares yr	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2016 EUR (€) shares yr	Dec. 31, 2016 GBP (£) shares yr
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | £		£ 15.30
Weighted average remaining contractual life for the share options outstanding at 31 December (years) | yr	2.57	2.57	2.53	2.53	2.46	2.46
Euro [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	796,850	796,850	1,436,115	1,436,115	2,991,831	2,991,831
Pound Sterling [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	3,920	3,920	5,664	5,664	5,664	5,664
Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices	€ 16.19	£ 15.30	€ 16.19	£ 15.30	€ 16.19	£ 15.30
Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices	€ 17.30	£ 15.30	€ 21.52	£ 17.19	€ 29.86	£ 17.19